INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

10. INCOME TAXES

The parent company is subject to the tax laws of Cayman Islands and the tax rate is 0%. NAI is a Canadian company and its income tax expense varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate at 25%. CWN HK and CWN China are taxed at 16.5% and 25% based on the Hong Kong and Chinese tax laws. The reconciliation of the income tax expense is as follows:

	2012 $	2011 $	2010 $

Net Income (loss) for the year	(79,646)	192,626	189,168
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Non-deductible items	15,250	—	—
Change in estimates	(7,259)	-	-
Change enacted of tax rate	-	6,818	15,032
Functional currency adjustments	(2,022)	-	-
Foreign tax rate differential	(84,074)	8,477	1,678
Others	-	(11,461)	1,715
Deferred tax assets not previously recognized	-	-	(63,623)
Change in valuation allowance	127,389	50,752	(62,237)
Income tax expense (recovery)	(49,284)	54,586	(107,435)

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes. Deferred tax assets (liabilities) at December 31, 2012 and 2011 are comprised of the following:

	2012 $	2011 $

Non-capital loss carryforwards	357,624	278,658
Capital losses	744
Equipment and furniture	1,219	472
Others	(5,539)	—
	354,048	279,130
Valuation allowance	(350,191)	(222,803)
Net deferred income tax assets	3,857	56,327

The Company has non operating loss carryforwards of approximately $288,000 (2011: $223,000) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

$
2028	158,000
2029	67,000
2030	63,000
288,000

In addition, the Company has Canadian capital loss of $5,928, which may be carryfoward indefinitely and apply to reduce further capital gains.

The Company has net operating loss carryforwards of approximately $45,473 (2011: $45,582) which may be carried forward indefinitely to apply against future year income tax for HongKong income tax purposes, subject to the final determination by taxation authorities.

The Company has net operating loss carryforwards of approximately $1,109,400 (2011: $863,108) which may be carried forward to apply against future year income tax for Chinese income tax purposes, subject to the final determination by taxation authorities, expiring in 2017.